Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net Earnings	$ 152,592	$ 186,853	$ 124,243
Adjustments to Reconcile Net Earnings to Net Cash Provided by Operating Activities, Net of Effect of Non-Cash Activity -
Depreciation, Depletion and Amortization	97,105	76,299	70,021
Impairment of Intangible Assets	34,999
Reduction of Prepaid Sand Liability	(10,658)
Deferred Income Tax Provision	(2,323)	5,805	5,746
Stock Compensation Expense	17,346	13,030	10,136
Excess Tax Benefits from Share Based Payment Arrangements	(4,102)	(5,743)	(8,067)
Equity in Earnings of Unconsolidated Joint Venture	(39,083)	(44,967)	(37,811)
Distributions from Joint Venture	37,250	40,375	37,750
Changes in Operating Assets and Liabilities:
Accounts and Notes Receivable	(4,553)	4,196	(12,876)
Inventories	(5,740)	(38,741)	(32,714)
Accounts Payable and Accrued Liabilities	(7,061)	(11,499)	6,504
Other Assets	4,468	520	(3,511)
Income Taxes Payable	(4,473)	7,993	11,212
Net Cash Provided by Operating Activities	265,767	234,121	170,633
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to Property, Plant and Equipment	(89,563)	(111,573)	(59,490)
Acquisition Spending	(32,427)	(237,171)
Net Cash Used in Investing Activities	(121,990)	(348,744)	(59,490)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (Decrease) in Credit Facility	52,000	141,000	(108,000)
Repayment of Senior Notes	(57,045)	(9,500)
Dividends Paid to Stockholders	(20,020)	(20,072)	(19,899)
Purchase and Retirement of Common Stock	(123,530)
Proceeds from Stock Option Exercises	2,866	4,311	14,187
Shares Redeemed to Settle Employee Taxes on Stock Compensation	(4,273)	(4,166)	(2,913)
Payment of Debt Issuance Costs		(1,661)
Excess Tax Benefits from Share Based Payment Arrangements	4,102	5,743	8,067
Net Cash Provided by (Used in) Financing Activities	(145,900)	115,655	(108,558)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,123)	1,032	2,585
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	7,514	6,482	3,897
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 5,391	$ 7,514	$ 6,482